Other long-term investment	6 Months Ended
Jun. 30, 2016
Investments, All Other Investments [Abstract]
Other long-term investment

5. Other long-term investment

As of December 31, 2015 and June 30, 2016, the other long-term investment accounted for at cost consisted of the following:

Cost method investee	Initial Cost	Ownership	December 31, 2015	June 30, 2016
	US$		US$	US$
Beijing Ruihao Rongtong Real estate development Co., Ltd.	30,865,904	80%	30,865,904	30,865,904
Zhengzhou Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648

On May 6, 2015, the Company acquired 80% equity interest of Beijing Ruihao Rongtong Real Estate Development Co., Ltd. (“Ruihao Rongtong”) at a consideration of US$30,865,904. In accordance with ASC 325-20, Cost Method Investments, cost method accounting was applied as the investment did not qualify as in-substance common stock and did not have readily determinable fair value.

As of December 31, 2015 and June 30, 2016, the Group recognized no investment profit or loss. As of December 31, 2015 and June 30, 2016, management noted no indicators of impairment related to these investments.